UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06698

Deutsche DWS Equity 500 Index Portfolio

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2024

Item 1.	Reports to Stockholders.

(a) Not applicable

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2024
Semiannual Financial Statements and Other Information
DWS Equity 500 Index Fund

Contents
DWS Equity 500 Index Fund
3	Statement of Assets and Liabilities
4	Statement of Operations
5	Statements of Changes in Net Assets
6	Financial Highlights
9	Notes to Financial Statements
Deutsche DWS Equity 500 Index Portfolio
15	Investment Portfolio
34	Statement of Assets and Liabilities
35	Statement of Operations
36	Statements of Changes in Net Assets
37	Financial Highlights
38	Notes to Financial Statements
45	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Equity 500 Index Fund

Statement of Assets and Liabilities
as of June 30, 2024 (Unaudited)

Assets
Investments in Deutsche DWS Equity 500 Index Portfolio, at value	$397,812,260
Receivable for Fund shares sold	180,259
Other assets	33,295
Total assets	398,025,814
Liabilities
Payable for Fund shares redeemed	61,044
Accrued Trustees' fees	984
Other accrued expenses and payables	128,150
Total liabilities	190,178
Net assets, at value	$397,835,636
Net Assets Consist of
Distributable earnings (loss)	342,436,337
Paid-in capital	55,399,299
Net assets, at value	$397,835,636
Net Asset Value
Class R6
Net Asset Value, offering and redemption price per share ($13,808,566 ÷ 80,657 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$171.20
Class S
Net Asset Value, offering and redemption price per share ($279,827,441 ÷ 1,693,281 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$165.26
Institutional Class
Net Asset Value, offering and redemption price per share ($104,199,629 ÷ 608,477 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$171.25
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	3

Statement of Operations
for the six months ended June 30, 2024 (Unaudited)

Investment Income
Income and expenses allocated from Deutsche DWS Equity 500 Index Portfolio:
Dividends (net of foreign taxes withheld of $13,532)	$2,724,723
Interest	4,127
Income distributions — DWS Central Cash Management Government Fund	69,565
Securities lending income, net of borrower rebates	28
Expenses	(188,454)
Net investment income allocated from Deutsche DWS Equity 500 Index Portfolio	2,609,989
Expenses:
Administration fee	187,698
Services to shareholders	170,858
Professional fees	27,179
Reports to shareholders	16,137
Registration fees	23,773
Trustees' fees and expenses	2,549
Other	4,924
Total expenses before expense reductions	433,118
Expense reductions	(167,913)
Total expenses after expense reductions	265,205
Net investment income	2,344,784
Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Deutsche DWS Equity 500 Index Portfolio:
Investments	17,998,610
Futures	418,366
18,416,976
Change in net unrealized appreciation (depreciation) allocated from Deutsche DWS Equity 500 Index Portfolio:
Investments	34,065,436
Futures	(4,486)
34,060,950
Net gain (loss)	52,477,926
Net increase (decrease) in net assets resulting from operations	$54,822,710
The accompanying notes are an integral part of the financial statements.

4	|	DWS Equity 500 Index Fund

Statements of Changes in Net Assets
	Six Months Ended June 30, 2024	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$2,344,784	$5,880,965
Net realized gain (loss)	18,416,976	45,280,206
Change in net unrealized appreciation (depreciation)	34,060,950	44,035,477
Net increase (decrease) in net assets resulting from operations	54,822,710	95,196,648
Distributions to shareholders:
Class R6	(258,380)	(2,206,254)
Class S	(5,507,191)	(57,536,124)
Institutional Class	(2,072,182)	(24,745,972)
Total distributions	(7,837,753)	(84,488,350)
Fund share transactions:
Proceeds from shares sold	18,126,104	42,445,179
Reinvestment of distributions	7,421,204	80,055,475
Payments for shares redeemed	(51,332,695)	(213,362,562)
Net increase (decrease) in net assets from Fund share transactions	(25,785,387)	(90,861,908)
Increase (decrease) in net assets	21,199,570	(80,153,610)
Net assets at beginning of period	376,636,066	456,789,676
Net assets at end of period	$397,835,636	$376,636,066

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	5

Financial Highlights
DWS Equity 500 Index Fund — Class R6
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$151.58	$152.81	$213.73	$192.26	$198.17	$172.91
Income (loss) from investment operations:
Net investment income[a]	1.01	2.50	2.62	2.61	3.17	3.55
Net realized and unrealized gain (loss)	21.97	36.54	(41.39)	51.07	29.98	49.27
Total from investment operations	22.98	39.04	(38.77)	53.68	33.15	52.82
Less distributions from:
Net investment income	(1.04)	(2.53)	(2.49)	(2.90)	(3.20)	(3.44)
Net realized gains	(2.32)	(37.74)	(19.66)	(29.31)	(35.86)	(24.12)
Total distributions	(3.36)	(40.27)	(22.15)	(32.21)	(39.06)	(27.56)
Net asset value, end of period	$171.20	$151.58	$152.81	$213.73	$192.26	$198.17
Total Return (%)[b]	15.18 *	26.04	(18.27)	28.44	18.05	31.21
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	10	9	8	7	5
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.24 **	.24	.23	.22	.23	.24
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.20 **	.20	.20	.20	.20	.23
Ratio of net investment income (%)	1.25 **	1.49	1.45	1.21	1.64	1.80
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1 *	2	2	2	4	3

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

6	|	DWS Equity 500 Index Fund

DWS Equity 500 Index Fund — Class S
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$146.39	$148.63	$208.54	$188.17	$194.65	$170.17
Income (loss) from investment operations:
Net investment income[a]	.94	2.35	2.46	2.44	3.03	3.40
Net realized and unrealized gain (loss)	21.22	35.53	(40.36)	49.97	29.40	48.47
Total from investment operations	22.16	37.88	(37.90)	52.41	32.43	51.87
Less distributions from:
Net investment income	(.97 )	(2.38)	(2.35)	(2.73)	(3.05)	(3.27)
Net realized gains	(2.32)	(37.74)	(19.66)	(29.31)	(35.86)	(24.12)
Total distributions	(3.29)	(40.12)	(22.01)	(32.04)	(38.91)	(27.39)
Net asset value, end of period	$165.26	$146.39	$148.63	$208.54	$188.17	$194.65
Total Return (%)[b]	15.15 *	25.98	(18.31)	28.37	17.99	31.14
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	280	255	230	337	325	331
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.34 **	.36	.34	.35	.36	.39
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.25 **	.25	.25	.25	.25	.28
Ratio of net investment income (%)	1.20 **	1.43	1.38	1.16	1.61	1.75
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1 *	2	2	2	4	3

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	7

DWS Equity 500 Index Fund — Institutional Class
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$151.62	$152.84	$213.77	$192.30	$198.20	$172.92
Income (loss) from investment operations:
Net investment income[a]	1.00	2.44	2.61	2.60	3.19	3.56
Net realized and unrealized gain (loss)	21.99	36.61	(41.38)	51.08	29.97	49.27
Total from investment operations	22.99	39.05	(38.77)	53.68	33.16	52.83
Less distributions from:
Net investment income	(1.04)	(2.53)	(2.50)	(2.90)	(3.20)	(3.43)
Net realized gains	(2.32)	(37.74)	(19.66)	(29.31)	(35.86)	(24.12)
Total distributions	(3.36)	(40.27)	(22.16)	(32.21)	(39.06)	(27.55)
Net asset value, end of period	$171.25	$151.62	$152.84	$213.77	$192.30	$198.20
Total Return (%)[b]	15.18 *	26.05	(18.27)	28.43	18.05	31.21
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	104	111	218	318	279	291
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.29 **	.30	.30	.28	.29	.27
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.20 **	.20	.20	.20	.20	.23
Ratio of net investment income (%)	1.24 **	1.47	1.42	1.21	1.66	1.80
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1 *	2	2	2	4	3

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

8	|	DWS Equity 500 Index Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Equity 500 Index Fund (the “Fund” ) is a diversified series of Deutsche DWS Institutional Funds (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ), a diversified open-end management investment company registered under the 1940 Act and organized as a New York trust advised by DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ). A master/ feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2024, the Fund owned approximately 23% of the Portfolio.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders and certain other class specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual

DWS Equity 500 Index Fund	|	9

results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.
Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2023, and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in derivatives and the realized tax character on distributions from certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

10	|	DWS Equity 500 Index Fund

The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. The Fund receives a daily allocation of the Portfolio’s income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.
B.
Related Parties
Management Agreement. Under its Investment Management Agreement with the Fund, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.
Under the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor an annual fee (exclusive of any applicable waivers/reimbursements) of 0.05% of the Fund’s average daily net assets, accrued daily and payable monthly.
For the period from January 1, 2024 through April 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class R6	.20%
Class S	.25%
Institutional Class	.20%

DWS Equity 500 Index Fund	|	11

For the six months ended June 30, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Class R6	$2,074
Class S	114,465
Institutional Class	51,374
$167,913
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2024, the Administration Fee was $187,698, of which $31,483 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2024
Class R6	$91	$31
Class S	12,559	3,970
Institutional Class	607	195
	$13,257	$4,196
In addition, for the six months ended June 30, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:

Sub-Recordkeeping	Total Aggregated
Class S	$121,445
Institutional Class	31,424
$152,869
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the

12	|	DWS Equity 500 Index Fund

six months ended June 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $874, of which $513 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class R6	15,431	$2,592,656	9,262	$1,536,141
Class S	58,517	9,180,516	118,925	19,231,106
Institutional Class	39,600	6,352,932	132,288	21,677,932
		$18,126,104		$42,445,179
Shares issued to shareholders in reinvestment of distributions
Class R6	1,443	$246,228	13,863	$2,092,369
Class S	33,067	5,445,605	389,239	56,754,896
Institutional Class	10,144	1,729,371	140,174	21,208,210
		$7,421,204		$80,055,475
Shares redeemed
Class R6	(4,242)	$(693,638)	(12,568)	$(2,111,942)
Class S	(143,266)	(22,440,023)	(312,580)	(50,421,778)
Institutional Class	(172,557)	(28,199,034)	(965,662)	(160,828,842)
		$(51,332,695)		$(213,362,562)
Net increase (decrease)
Class R6	12,632	$2,145,246	10,557	$1,516,568
Class S	(51,682)	(7,813,902)	195,584	25,564,224
Institutional Class	(122,813)	(20,116,731)	(693,200)	(117,942,700)
		$(25,785,387)		$(90,861,908)

DWS Equity 500 Index Fund	|	13

(The following financial statements of the Deutsche DWS Equity 500 Index Portfolio should be read in conjunction with the Fund’s financial statements.)

14	|	Deutsche DWS Equity 500 Index Portfolio

Investment Portfolioas of June 30, 2024 (Unaudited)

	Shares	Value ($)
Common Stocks 99.1%
Communication Services 9.3%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	266,319	5,089,356
Verizon Communications, Inc.	156,661	6,460,700
		11,550,056
Entertainment 1.2%
Electronic Arts, Inc.	9,119	1,270,550
Live Nation Entertainment, Inc.*	5,319	498,603
Netflix, Inc.*	16,041	10,825,750
Take-Two Interactive Software, Inc.*	5,998	932,629
Walt Disney Co.	67,873	6,739,110
Warner Bros Discovery, Inc.*	80,923	602,067
		20,868,709
Interactive Media & Services 6.7%
Alphabet, Inc. “A”	218,681	39,832,744
Alphabet, Inc. “C”	181,974	33,377,671
Match Group, Inc.*	9,852	299,304
Meta Platforms, Inc. “A”	81,591	41,139,814
		114,649,533
Media 0.5%
Charter Communications, Inc. “A” *	3,650	1,091,204
Comcast Corp. “A”	145,636	5,703,106
Fox Corp. “A”	8,095	278,225
Fox Corp. “B”	5,421	173,581
Interpublic Group of Companies, Inc.	13,655	397,224
News Corp. “A”	14,118	389,233
News Corp. “B”	4,685	133,007
Omnicom Group, Inc.	7,242	649,607
Paramount Global “B”	18,236	189,472
		9,004,659
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.	19,243	3,390,232
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	15

	Shares	Value ($)
Consumer Discretionary 9.9%
Automobile Components 0.1%
Aptiv PLC*	9,985	703,144
BorgWarner, Inc.	8,648	278,811
		981,955
Automobiles 1.4%
Ford Motor Co.	146,020	1,831,091
General Motors Co.	42,744	1,985,886
Tesla, Inc.*	103,223	20,425,767
		24,242,744
Broadline Retail 3.9%
Amazon.com, Inc.*	340,991	65,896,511
eBay, Inc.	18,757	1,007,626
Etsy, Inc.*	4,367	257,566
		67,161,703
Distributors 0.1%
Genuine Parts Co.	5,148	712,071
LKQ Corp.	9,792	407,249
Pool Corp.	1,426	438,253
		1,557,573
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc. “A” *	16,409	2,488,097
Booking Holdings, Inc.	1,263	5,003,374
Caesars Entertainment, Inc.*	8,393	333,538
Carnival Corp.*	37,853	708,608
Chipotle Mexican Grill, Inc.*	51,050	3,198,282
Darden Restaurants, Inc.	4,504	681,545
Domino’s Pizza, Inc.	1,304	673,294
Expedia Group, Inc.*	4,703	592,531
Hilton Worldwide Holdings, Inc.	9,329	2,035,588
Las Vegas Sands Corp.	13,433	594,410
Marriott International, Inc. “A”	8,901	2,151,995
McDonald’s Corp.	26,792	6,827,673
MGM Resorts International*	9,115	405,071
Norwegian Cruise Line Holdings Ltd.*	15,563	292,429
Royal Caribbean Cruises Ltd.*	8,813	1,405,057
Starbucks Corp.	42,192	3,284,647
Wynn Resorts Ltd.	3,432	307,164
Yum! Brands, Inc.	10,521	1,393,612
		32,376,915
The accompanying notes are an integral part of the financial statements.

16	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Household Durables 0.3%
D.R. Horton, Inc.	10,957	1,544,170
Garmin Ltd.	5,674	924,408
Lennar Corp. “A”	9,104	1,364,416
Mohawk Industries, Inc.*	2,044	232,178
NVR, Inc.*	116	880,273
PulteGroup, Inc.	7,897	869,460
		5,814,905
Leisure Products 0.0%
Hasbro, Inc.	4,747	277,700
Specialty Retail 1.8%
AutoZone, Inc.*	642	1,902,952
Bath & Body Works, Inc.	8,726	340,750
Best Buy Co., Inc.	7,309	616,076
CarMax, Inc.*	5,764	422,732
Home Depot, Inc.	36,895	12,700,735
Lowe’s Companies, Inc.	21,277	4,690,727
O’Reilly Automotive, Inc.*	2,192	2,314,884
Ross Stores, Inc.	12,413	1,803,857
TJX Companies, Inc.	42,126	4,638,073
Tractor Supply Co.	3,997	1,079,190
Ulta Beauty, Inc.*	1,783	688,006
		31,197,982
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp.*	955	924,392
Lululemon Athletica, Inc.*	4,301	1,284,709
NIKE, Inc. “B”	45,038	3,394,514
Ralph Lauren Corp.	1,526	267,142
Tapestry, Inc.	8,926	381,943
		6,252,700
Consumer Staples 5.7%
Beverages 1.3%
Brown-Forman Corp. “B”	6,618	285,831
Coca-Cola Co.	144,223	9,179,794
Constellation Brands, Inc. “A”	6,025	1,550,112
Keurig Dr Pepper, Inc.	38,637	1,290,476
Molson Coors Beverage Co. “B”	6,923	351,896
Monster Beverage Corp.*	27,389	1,368,080
PepsiCo, Inc.	51,233	8,449,859
		22,476,048
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	17

	Shares	Value ($)
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	16,506	14,029,935
Dollar General Corp.	8,163	1,079,394
Dollar Tree, Inc.*	7,644	816,150
Kroger Co.	24,927	1,244,605
Sysco Corp.	18,645	1,331,067
Target Corp.	17,152	2,539,182
Walgreens Boots Alliance, Inc.	26,981	326,335
Walmart, Inc.	159,040	10,768,598
		32,135,266
Food Products 0.7%
Archer-Daniels-Midland Co.	18,322	1,107,565
Bunge Global SA	5,407	577,305
Campbell Soup Co.	6,943	313,754
Conagra Brands, Inc.	18,307	520,285
General Mills, Inc.	20,761	1,313,341
Hormel Foods Corp.	11,296	344,415
Kellanova	9,916	571,955
Kraft Heinz Co.	29,263	942,854
Lamb Weston Holdings, Inc.	5,401	454,116
McCormick & Co., Inc.	9,496	673,646
Mondelez International, Inc. “A”	49,968	3,269,906
The Hershey Co.	5,501	1,011,249
The J.M. Smucker Co.	3,989	434,961
Tyson Foods, Inc. “A”	10,785	616,255
		12,151,607
Household Products 1.2%
Church & Dwight Co., Inc.	9,027	935,919
Clorox Co.	4,684	639,225
Colgate-Palmolive Co.	30,527	2,962,340
Kimberly-Clark Corp.	12,479	1,724,598
Procter & Gamble Co.	87,902	14,496,798
		20,758,880
Personal Care Products 0.1%
Estee Lauder Companies, Inc. “A”	8,626	917,806
Kenvue, Inc.	72,205	1,312,687
		2,230,493
The accompanying notes are an integral part of the financial statements.

18	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Tobacco 0.5%
Altria Group, Inc.	63,784	2,905,361
Philip Morris International, Inc.	57,893	5,866,298
		8,771,659
Energy 3.6%
Energy Equipment & Services 0.3%
Baker Hughes Co.	37,565	1,321,161
Halliburton Co.	32,676	1,103,795
Schlumberger NV	52,926	2,497,049
		4,922,005
Oil, Gas & Consumable Fuels 3.3%
APA Corp.	13,791	406,007
Chevron Corp.	63,788	9,977,719
ConocoPhillips	43,560	4,982,393
Coterra Energy, Inc.	28,349	756,068
Devon Energy Corp.	23,526	1,115,132
Diamondback Energy, Inc.	6,632	1,327,660
EOG Resources, Inc.	21,347	2,686,947
EQT Corp.	16,370	605,363
Exxon Mobil Corp.	167,052	19,231,026
Hess Corp.	10,240	1,510,605
Kinder Morgan, Inc.	72,166	1,433,938
Marathon Oil Corp.	20,822	596,967
Marathon Petroleum Corp.	13,104	2,273,282
Occidental Petroleum Corp.	24,757	1,560,434
ONEOK, Inc.	21,839	1,780,970
Phillips 66	15,762	2,225,122
Targa Resources Corp.	8,207	1,056,897
Valero Energy Corp.	12,145	1,903,850
Williams Companies, Inc.	45,225	1,922,062
		57,352,442
Financials 12.3%
Banks 3.2%
Bank of America Corp.	253,135	10,067,179
Citigroup, Inc.	70,738	4,489,033
Citizens Financial Group, Inc.	17,171	618,671
Fifth Third Bancorp.	25,429	927,904
Huntington Bancshares, Inc.	53,665	707,305
JPMorgan Chase & Co.	106,924	21,626,448
KeyCorp.	34,418	489,080
M&T Bank Corp.	6,251	946,151
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	19

	Shares	Value ($)
PNC Financial Services Group, Inc.	14,725	2,289,443
Regions Financial Corp.	33,192	665,168
Truist Financial Corp.	49,990	1,942,112
U.S. Bancorp.	58,231	2,311,771
Wells Fargo & Co.	129,739	7,705,199
		54,785,464
Capital Markets 2.8%
Ameriprise Financial, Inc.	3,726	1,591,710
Bank of New York Mellon Corp.	27,695	1,658,654
BlackRock, Inc.	5,200	4,094,064
Blackstone, Inc.	26,550	3,286,890
Cboe Global Markets, Inc.	4,005	681,090
Charles Schwab Corp.	55,412	4,083,310
CME Group, Inc.	13,379	2,630,311
FactSet Research Systems, Inc.	1,437	586,684
Franklin Resources, Inc.	11,385	254,455
Intercontinental Exchange, Inc.	21,268	2,911,377
Invesco Ltd.	16,455	246,167
KKR & Co., Inc.	24,792	2,609,110
MarketAxess Holdings, Inc.	1,396	279,940
Moody’s Corp.	5,845	2,460,336
Morgan Stanley	46,629	4,531,872
MSCI, Inc.	2,975	1,433,206
Nasdaq, Inc.	13,986	842,796
Northern Trust Corp.	7,821	656,808
Raymond James Financial, Inc.	7,083	875,530
S&P Global, Inc.	11,952	5,330,592
State Street Corp.	11,028	816,072
T. Rowe Price Group, Inc.	8,412	969,988
The Goldman Sachs Group, Inc.	12,003	5,429,197
		48,260,159
Consumer Finance 0.5%
American Express Co.	21,147	4,896,588
Capital One Financial Corp.	14,270	1,975,682
Discover Financial Services	9,430	1,233,538
Synchrony Financial	14,765	696,760
		8,802,568
Financial Services 3.8%
Berkshire Hathaway, Inc. “B” *	67,441	27,434,999
Corpay, Inc.*	2,592	690,535
Fidelity National Information Services, Inc.	20,705	1,560,329
Fiserv, Inc.*	21,761	3,243,259
The accompanying notes are an integral part of the financial statements.

20	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Global Payments, Inc.	9,415	910,430
Jack Henry & Associates, Inc.	2,669	443,107
Mastercard, Inc. “A”	30,566	13,484,497
PayPal Holdings, Inc.*	38,851	2,254,524
Visa, Inc. “A”	58,635	15,389,928
		65,411,608
Insurance 2.0%
Aflac, Inc.	19,219	1,716,449
Allstate Corp.	9,772	1,560,197
American International Group, Inc.	24,665	1,831,130
Aon PLC “A”	8,082	2,372,714
Arch Capital Group Ltd.*	13,875	1,399,849
Arthur J. Gallagher & Co.	8,166	2,117,525
Assurant, Inc.	1,902	316,207
Brown & Brown, Inc.	8,704	778,225
Chubb Ltd.	15,132	3,859,871
Cincinnati Financial Corp.	5,939	701,396
Everest Group Ltd.	1,627	619,920
Globe Life, Inc.	3,184	261,979
Hartford Financial Services Group, Inc.	11,166	1,122,630
Loews Corp.	6,780	506,737
Marsh & McLennan Companies, Inc.	18,389	3,874,930
MetLife, Inc.	22,194	1,557,797
Principal Financial Group, Inc.	8,187	642,270
Progressive Corp.	21,831	4,534,517
Prudential Financial, Inc.	13,302	1,558,861
Travelers Companies, Inc.	8,463	1,720,866
W.R. Berkley Corp.	7,434	584,164
Willis Towers Watson PLC	3,802	996,656
		34,634,890
Health Care 11.6%
Biotechnology 1.9%
AbbVie, Inc.	65,811	11,287,903
Amgen, Inc.	19,937	6,229,316
Biogen, Inc.*	5,406	1,253,219
Gilead Sciences, Inc.	46,342	3,179,524
Incyte Corp.*	5,919	358,810
Moderna, Inc.*	12,354	1,467,037
Regeneron Pharmaceuticals, Inc.*	3,956	4,157,875
Vertex Pharmaceuticals, Inc.*	9,608	4,503,462
		32,437,146
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	21

	Shares	Value ($)
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	64,644	6,717,158
Align Technology, Inc.*	2,587	624,579
Baxter International, Inc.	19,089	638,527
Becton Dickinson & Co.	10,737	2,509,344
Boston Scientific Corp.*	54,553	4,201,127
Cooper Companies, Inc.	7,500	654,750
Dexcom, Inc.*	14,768	1,674,396
Edwards Lifesciences Corp.*	22,504	2,078,694
GE HealthCare Technologies, Inc.	15,777	1,229,344
Hologic, Inc.*	8,894	660,380
IDEXX Laboratories, Inc.*	3,078	1,499,602
Insulet Corp.*	2,558	516,204
Intuitive Surgical, Inc.*	13,187	5,866,237
Medtronic PLC	49,444	3,891,737
ResMed, Inc.	5,533	1,059,127
Solventum Corp.*	5,266	278,466
STERIS PLC	3,658	803,077
Stryker Corp.	12,594	4,285,109
Teleflex, Inc.	1,819	382,590
Zimmer Biomet Holdings, Inc.	7,640	829,169
		40,399,617
Health Care Providers & Services 2.4%
Cardinal Health, Inc.	9,038	888,616
Cencora, Inc.	6,177	1,391,678
Centene Corp.*	20,076	1,331,039
Cigna Group	10,568	3,493,464
CVS Health Corp.	46,876	2,768,497
DaVita, Inc.*	1,985	275,061
Elevance Health, Inc.	8,623	4,672,459
HCA Healthcare, Inc.	7,169	2,303,256
Henry Schein, Inc.*	4,782	306,526
Humana, Inc.	4,458	1,665,732
Labcorp Holdings, Inc.	3,168	644,720
McKesson Corp.	4,843	2,828,506
Molina Healthcare, Inc.*	2,214	658,222
Quest Diagnostics, Inc.	4,160	569,421
UnitedHealth Group, Inc.	34,246	17,440,118
Universal Health Services, Inc. “B”	2,282	422,010
		41,659,325
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	10,987	1,424,245
The accompanying notes are an integral part of the financial statements.

22	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Bio-Rad Laboratories, Inc. “A” *	726	198,278
Bio-Techne Corp.	5,782	414,280
Charles River Laboratories International, Inc.*	1,933	399,319
Danaher Corp.	24,506	6,122,824
IQVIA Holdings, Inc.*	6,746	1,426,374
Mettler-Toledo International, Inc.*	799	1,116,675
Revvity, Inc.	4,692	492,003
Thermo Fisher Scientific, Inc.	14,197	7,850,941
Waters Corp.*	2,243	650,739
West Pharmaceutical Services, Inc.	2,734	900,552
		20,996,230
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	75,501	3,135,557
Catalent, Inc.*	6,613	371,849
Eli Lilly & Co.	29,728	26,915,137
Johnson & Johnson	89,482	13,078,689
Merck & Co., Inc.	94,294	11,673,597
Pfizer, Inc.	211,257	5,910,971
Viatris, Inc.	45,013	478,488
Zoetis, Inc.	17,082	2,961,335
		64,525,623
Industrials 8.1%
Aerospace & Defense 1.8%
Axon Enterprise, Inc.*	2,653	780,619
Boeing Co.*	21,488	3,911,031
General Dynamics Corp.	8,429	2,445,590
General Electric Co.	40,757	6,479,140
Howmet Aerospace, Inc.	14,518	1,127,032
Huntington Ingalls Industries, Inc.	1,447	356,440
L3Harris Technologies, Inc.	7,128	1,600,806
Lockheed Martin Corp.	7,943	3,710,175
Northrop Grumman Corp.	5,168	2,252,990
RTX Corp.	49,420	4,961,274
Textron, Inc.	7,026	603,252
TransDigm Group, Inc.	2,080	2,657,429
		30,885,778
Air Freight & Logistics 0.4%
C.H. Robinson Worldwide, Inc.	4,314	380,150
Expeditors International of Washington, Inc.	5,121	639,050
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	23

	Shares	Value ($)
FedEx Corp.	8,399	2,518,356
United Parcel Service, Inc. “B”	27,091	3,707,403
		7,244,959
Building Products 0.5%
A.O. Smith Corp.	4,293	351,082
Allegion PLC	3,261	385,287
Builders FirstSource, Inc.*	4,504	623,399
Carrier Global Corp.	31,362	1,978,315
Johnson Controls International PLC	24,981	1,660,487
Masco Corp.	8,409	560,628
Trane Technologies PLC	8,439	2,775,840
		8,335,038
Commercial Services & Supplies 0.6%
Cintas Corp.	3,227	2,259,739
Copart, Inc.*	32,432	1,756,517
Republic Services, Inc.	7,676	1,491,754
Rollins, Inc.	10,270	501,073
Veralto Corp.	8,298	792,210
Waste Management, Inc.	13,619	2,905,478
		9,706,771
Construction & Engineering 0.1%
Quanta Services, Inc.	5,457	1,386,569
Electrical Equipment 0.7%
AMETEK, Inc.	8,666	1,444,709
Eaton Corp. PLC	14,903	4,672,836
Emerson Electric Co.	21,149	2,329,774
GE Vernova, Inc.*	10,195	1,748,544
Generac Holdings, Inc.*	2,280	301,461
Hubbell, Inc.	2,031	742,290
Rockwell Automation, Inc.	4,271	1,175,721
		12,415,335
Ground Transportation 1.0%
CSX Corp.	73,184	2,448,005
J.B. Hunt Transport Services, Inc.	3,101	496,160
Norfolk Southern Corp.	8,484	1,821,430
Old Dominion Freight Line, Inc.	6,687	1,180,924
Uber Technologies, Inc.*	77,769	5,652,251
Union Pacific Corp.	22,691	5,134,066
		16,732,836
The accompanying notes are an integral part of the financial statements.

24	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Industrial Conglomerates 0.4%
3M Co.	20,753	2,120,749
Honeywell International, Inc.	24,187	5,164,892
		7,285,641
Machinery 1.6%
Caterpillar, Inc.	18,192	6,059,755
Cummins, Inc.	5,098	1,411,789
Deere & Co.	9,659	3,608,892
Dover Corp.	5,023	906,400
Fortive Corp.	13,182	976,786
IDEX Corp.	2,869	577,243
Illinois Tool Works, Inc.	10,064	2,384,766
Ingersoll Rand, Inc.	15,186	1,379,496
Nordson Corp.	2,084	483,363
Otis Worldwide Corp.	14,941	1,438,221
PACCAR, Inc.	19,403	1,997,345
Parker-Hannifin Corp.	4,802	2,428,900
Pentair PLC	6,260	479,954
Snap-on, Inc.	1,995	521,473
Stanley Black & Decker, Inc.	5,663	452,417
Westinghouse Air Brake Technologies Corp.	6,504	1,027,957
Xylem, Inc.	8,997	1,220,263
		27,355,020
Passenger Airlines 0.1%
American Airlines Group, Inc.*	24,620	278,945
Delta Air Lines, Inc.	23,893	1,133,484
Southwest Airlines Co.	22,591	646,328
United Airlines Holdings, Inc.*	12,327	599,832
		2,658,589
Professional Services 0.6%
Automatic Data Processing, Inc.	15,288	3,649,093
Broadridge Financial Solutions, Inc.	4,380	862,860
Dayforce, Inc.*	5,829	289,118
Equifax, Inc.	4,616	1,119,195
Jacobs Solutions, Inc.	4,613	644,482
Leidos Holdings, Inc.	4,980	726,482
Paychex, Inc.	11,826	1,402,091
Paycom Software, Inc.	1,811	259,046
Verisk Analytics, Inc.	5,284	1,424,302
		10,376,669
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	25

	Shares	Value ($)
Trading Companies & Distributors 0.3%
Fastenal Co.	21,508	1,351,563
United Rentals, Inc.	2,465	1,594,189
W.W. Grainger, Inc.	1,613	1,455,313
		4,401,065
Information Technology 32.2%
Communications Equipment 0.8%
Arista Networks, Inc.*	9,454	3,313,438
Cisco Systems, Inc.	150,606	7,155,291
F5, Inc.*	2,235	384,934
Juniper Networks, Inc.	12,229	445,869
Motorola Solutions, Inc.	6,170	2,381,929
		13,681,461
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. “A”	44,554	3,001,603
CDW Corp.	4,956	1,109,351
Corning, Inc.	28,577	1,110,216
Jabil, Inc.	4,465	485,747
Keysight Technologies, Inc.*	6,441	880,807
TE Connectivity Ltd.	11,406	1,715,805
Teledyne Technologies, Inc.*	1,795	696,424
Trimble, Inc.*	9,192	514,017
Zebra Technologies Corp. “A” *	1,927	595,308
		10,109,278
IT Services 1.1%
Accenture PLC “A”	23,432	7,109,503
Akamai Technologies, Inc.*	5,682	511,835
Cognizant Technology Solutions Corp. “A”	18,306	1,244,808
EPAM Systems, Inc.*	2,183	410,644
Gartner, Inc.*	2,917	1,309,908
GoDaddy, Inc. “A” *	5,233	731,102
International Business Machines Corp.	34,246	5,922,846
VeriSign, Inc.*	3,213	571,271
		17,811,917
Semiconductors & Semiconductor Equipment 11.9%
Advanced Micro Devices, Inc.*	60,200	9,765,042
Analog Devices, Inc.	18,479	4,218,016
Applied Materials, Inc.	30,902	7,292,563
Broadcom, Inc.	16,218	26,038,485
Enphase Energy, Inc.*	5,156	514,105
The accompanying notes are an integral part of the financial statements.

26	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
First Solar, Inc.*	4,033	909,280
Intel Corp.	158,376	4,904,905
KLA Corp.	5,007	4,128,322
Lam Research Corp.	4,881	5,197,533
Microchip Technology, Inc.	20,026	1,832,379
Micron Technology, Inc.	41,136	5,410,618
Monolithic Power Systems, Inc.	1,807	1,484,776
NVIDIA Corp.	915,798	113,137,685
NXP Semiconductors NV	9,499	2,556,086
ON Semiconductor Corp.*	15,846	1,086,243
Qorvo, Inc.*	3,634	421,689
QUALCOMM, Inc.	41,606	8,287,083
Skyworks Solutions, Inc.	6,045	644,276
Teradyne, Inc.	5,840	866,014
Texas Instruments, Inc.	33,890	6,592,622
		205,287,722
Software 10.9%
Adobe, Inc.*	16,670	9,260,852
ANSYS, Inc.*	3,267	1,050,340
Autodesk, Inc.*	7,908	1,956,835
Cadence Design Systems, Inc.*	10,109	3,111,045
Crowdstrike Holdings, Inc. “A” *	8,585	3,289,686
Fair Isaac Corp.*	923	1,374,033
Fortinet, Inc.*	23,531	1,418,213
Gen Digital, Inc.	20,361	508,618
Intuit, Inc.	10,412	6,842,870
Microsoft Corp.	276,740	123,688,943
Oracle Corp.	59,430	8,391,516
Palo Alto Networks, Inc.*	12,026	4,076,934
PTC, Inc.*	4,468	811,702
Roper Technologies, Inc.	3,969	2,237,167
Salesforce, Inc.	36,155	9,295,450
ServiceNow, Inc.*	7,626	5,999,145
Synopsys, Inc.*	5,677	3,378,156
Tyler Technologies, Inc.*	1,583	795,901
		187,487,406
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.	536,666	113,032,593
Hewlett Packard Enterprise Co.	48,524	1,027,253
HP, Inc.	32,410	1,134,998
NetApp, Inc.	7,642	984,290
Seagate Technology Holdings PLC	7,186	742,098
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	27

	Shares	Value ($)
Super Micro Computer, Inc.*	1,888	1,546,933
Western Digital Corp.*	12,165	921,742
		119,389,907
Materials 2.1%
Chemicals 1.4%
Air Products & Chemicals, Inc.	8,252	2,129,429
Albemarle Corp.	4,413	421,530
Celanese Corp.	3,681	496,530
CF Industries Holdings, Inc.	6,702	496,752
Corteva, Inc.	26,264	1,416,680
Dow, Inc.	26,322	1,396,382
DuPont de Nemours, Inc.	15,513	1,248,641
Eastman Chemical Co.	4,265	417,842
Ecolab, Inc.	9,440	2,246,720
FMC Corp.	4,873	280,441
International Flavors & Fragrances, Inc.	9,498	904,305
Linde PLC	17,891	7,850,750
LyondellBasell Industries NV “A”	9,625	920,727
PPG Industries, Inc.	8,797	1,107,454
Sherwin-Williams Co.	8,660	2,584,404
The Mosaic Co.	12,453	359,892
		24,278,479
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,285	1,238,013
Vulcan Materials Co.	4,905	1,219,776
		2,457,789
Containers & Packaging 0.2%
Amcor PLC	53,702	525,206
Avery Dennison Corp.	3,054	667,757
Ball Corp.	11,689	701,574
International Paper Co.	12,695	547,789
Packaging Corp. of America	3,368	614,862
Westrock Co.	9,404	472,645
		3,529,833
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	53,354	2,593,004
Newmont Corp.	42,935	1,797,688
Nucor Corp.	8,887	1,404,857
Steel Dynamics, Inc.	5,463	707,459
		6,503,008
The accompanying notes are an integral part of the financial statements.

28	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Real Estate 2.1%
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	5,935	694,217
Healthpeak Properties, Inc.	25,836	506,385
Ventas, Inc.	15,250	781,715
Welltower, Inc.	22,256	2,320,188
		4,302,505
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	26,580	477,908
Industrial REITs 0.2%
Prologis, Inc.	34,396	3,863,015
Office REITs 0.0%
Boston Properties, Inc.	5,344	328,977
Real Estate Management & Development 0.1%
CBRE Group, Inc. “A” *	11,293	1,006,319
CoStar Group, Inc.*	15,288	1,133,453
		2,139,772
Residential REITs 0.3%
AvalonBay Communities, Inc.	5,354	1,107,689
Camden Property Trust	3,947	430,657
Equity Residential	12,713	881,519
Essex Property Trust, Inc.	2,428	660,902
Invitation Homes, Inc.	21,507	771,886
Mid-America Apartment Communities, Inc.	4,432	632,047
UDR, Inc.	11,197	460,757
		4,945,457
Retail REITs 0.3%
Federal Realty Investment Trust	2,770	279,687
Kimco Realty Corp.	24,553	477,801
Realty Income Corp.	32,096	1,695,311
Regency Centers Corp.	6,084	378,425
Simon Property Group, Inc.	12,100	1,836,780
		4,668,004
Specialized REITs 0.9%
American Tower Corp.	17,373	3,376,964
Crown Castle, Inc.	16,121	1,575,022
Digital Realty Trust, Inc.	12,019	1,827,489
Equinix, Inc.	3,531	2,671,554
Extra Space Storage, Inc.	7,834	1,217,482
Iron Mountain, Inc.	10,935	979,995
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	29

	Shares	Value ($)
Public Storage	5,874	1,689,656
SBA Communications Corp.	3,962	777,741
VICI Properties, Inc.	39,416	1,128,874
Weyerhaeuser Co.	27,180	771,640
		16,016,417
Utilities 2.2%
Electric Utilities 1.5%
Alliant Energy Corp.	9,741	495,817
American Electric Power Co., Inc.	19,695	1,728,039
Constellation Energy Corp.	11,751	2,353,373
Duke Energy Corp.	28,618	2,868,382
Edison International	14,393	1,033,561
Entergy Corp.	7,949	850,543
Evergy, Inc.	8,722	462,004
Eversource Energy	13,223	749,876
Exelon Corp.	37,340	1,292,338
FirstEnergy Corp.	19,282	737,922
NextEra Energy, Inc.	76,422	5,411,442
NRG Energy, Inc.	7,807	607,853
PG&E Corp.	79,995	1,396,713
Pinnacle West Capital Corp.	4,207	321,331
PPL Corp.	27,323	755,481
Southern Co.	40,507	3,142,128
Xcel Energy, Inc.	20,395	1,089,297
		25,296,100
Gas Utilities 0.0%
Atmos Energy Corp.	5,612	654,640
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	26,336	462,724
Vistra Corp.	12,194	1,048,440
		1,511,164
Multi-Utilities 0.6%
Ameren Corp.	9,858	701,002
CenterPoint Energy, Inc.	23,514	728,464
CMS Energy Corp.	10,999	654,770
Consolidated Edison, Inc.	12,940	1,157,095
Dominion Energy, Inc.	31,476	1,542,324
DTE Energy Co.	7,759	861,326
NiSource, Inc.	16,522	475,999
Public Service Enterprise Group, Inc.	18,428	1,358,144
The accompanying notes are an integral part of the financial statements.

30	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Sempra	23,566	1,792,430
WEC Energy Group, Inc.	11,869	931,242
		10,202,796
Water Utilities 0.0%
American Water Works Co., Inc.	7,228	933,568
Total Common Stocks (Cost $359,426,502)		1,706,699,789

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.0%
U.S. Treasury Obligations
U.S. Treasury Bills, 5.196% (a), 10/3/2024 (b) (Cost $715,164)	725,000	715,203

	Shares	Value ($)
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 5.36% (c) (Cost $14,534,652)	14,534,652	14,534,652

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $374,676,318)	100.0	1,721,949,644
Other Assets and Liabilities, Net	0.0	704,585
Net Assets	100.0	1,722,654,229
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	31

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2024 are as follows:
Value ($) at 12/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.24% (c) (d)
—	0 (e)	—	—	—	119	—	—	—
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 5.36% (c)
3,866,583	95,577,839	84,909,770	—	—	296,249	—	14,534,652	14,534,652
3,866,583	95,577,839	84,909,770	—	—	296,368	—	14,534,652	14,534,652

*	Non-income producing security.
(a)	Annualized yield at time of purchase; not a coupon rate.
(b)	At June 30, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2024.

REIT: Real Estate Investment Trust
At June 30, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 E-Mini Index	USD	9/20/2024	56	15,466,550	15,460,200	(6,350)
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

32	|	Deutsche DWS Equity 500 Index Portfolio

Fair Value Measurements
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,706,699,789	$—	$—	$1,706,699,789
Government & Agency Obligations	—	715,203	—	715,203
Short-Term Investments	14,534,652	—	—	14,534,652
Total	$1,721,234,441	$715,203	$—	$1,721,949,644

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(6,350)	$—	$—	$(6,350)
Total	$(6,350)	$—	$—	$(6,350)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	33

Statement of Assets and Liabilities
as of June 30, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $360,141,666)	$1,707,414,992
Investment in DWS Central Cash Management Government Fund (cost $14,534,652)	14,534,652
Cash	6,283
Receivable for investments sold	70,925
Dividends receivable	865,727
Other assets	19,303
Total assets	1,722,911,882
Liabilities
Payable for variation margin on futures contracts	68,560
Accrued management fee	70,147
Accrued Trustees' fees	5,900
Other accrued expenses and payables	113,046
Total liabilities	257,653
Net assets, at value	$1,722,654,229
The accompanying notes are an integral part of the financial statements.

34	|	Deutsche DWS Equity 500 Index Portfolio

Statement of Operations
for the six months ended June 30, 2024 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $57,528)	$11,604,584
Interest	17,572
Income distributions — DWS Central Cash Management Government Fund	296,249
Affiliated securities lending income	119
Total income	11,918,524
Expenses:
Management fee	412,029
Administration fee	247,217
Custodian fee	11,104
Professional fees	43,190
Reports to shareholders	12,194
Trustees' fees and expenses	34,957
Other	41,361
Total expenses	802,052
Net investment income	11,116,472
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	76,464,345
Futures	1,790,449
78,254,794
Change in net unrealized appreciation (depreciation) on:
Investments	144,666,364
Futures	(36,084)
144,630,280
Net gain (loss)	222,885,074
Net increase (decrease) in net assets resulting from operations	$234,001,546
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	35

Statements of Changes in Net Assets
Deutsche DWS Equity 500 Index Portfolio
	Six Months Ended June 30, 2024	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$11,116,472	$24,017,564
Net realized gain (loss)	78,254,794	174,030,892
Change in net unrealized appreciation (depreciation)	144,630,280	155,769,624
Net increase (decrease) in net assets resulting from operations	234,001,546	353,818,080
Capital transactions in shares of beneficial interest:
Proceeds from capital invested	11,277,106	22,897,477
Value of capital withdrawn	(103,236,750)	(278,573,284)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(91,959,644)	(255,675,807)
Increase (decrease) in net assets	142,041,902	98,142,273
Net assets at beginning of period	1,580,612,327	1,482,470,054
Net assets at end of period	$1,722,654,229	$1,580,612,327

The accompanying notes are an integral part of the financial statements.

36	|	Deutsche DWS Equity 500 Index Portfolio

Financial Highlights
Deutsche DWS Equity 500 Index Portfolio
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,723	1,581	1,482	2,008	1,730	1,693
Ratio of expenses (%)	.10 *	.10	.10	.10	.10	.10
Ratio of net investment income (%)	1.35 *	1.58	1.53	1.31	1.76	1.93
Portfolio turnover rate (%)	1 **	2	2	2	4	3
Total investment return (%)[a]	15.23 **	26.15	(18.17)	28.53	18.15	31.34

[a]	Total investment return for the Portfolio was derived from the performance of the Institutional Class of DWS Equity 500 Index Fund.
*	Annualized
**	Not annualized
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	37

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as a diversified open-end management investment company organized as a New York trust.
The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio has two affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2024, DWS S&P 500 Index Fund and DWS Equity 500 Index Fund owned approximately 77% and 23%, respectively, of the Portfolio.
The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level

38	|	Deutsche DWS Equity 500 Index Portfolio

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Portfolio’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Deutsche DWS Equity 500 Index Portfolio	|	39

Securities Lending. Deutsche Bank AG, as securities lending agent, lends securities of the Portfolio to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Portfolio continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Portfolio or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Portfolio is not able to recover securities lent, the Portfolio may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2024, the Fund had no securities on loan.
Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code of 1986, as amended. Therefore, no federal income tax provision is necessary.
It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.
At June 30, 2024, the aggregate cost of investments for federal income tax purposes was $396,688,545. The net unrealized appreciation for all investments based on tax cost was $1,325,261,099. This consisted of

40	|	Deutsche DWS Equity 500 Index Portfolio

aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $1,368,113,496 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $42,852,397.
The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2024, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract

Deutsche DWS Equity 500 Index Portfolio	|	41

expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of June 30, 2024, is included in a table following the Portfolio’s Investment Portfolio. For the six months ended June 30, 2024, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $4,579,000 to $27,339,000.
The following table summarizes the value of the Portfolio’s derivative instruments held as of June 30, 2024, presented by primary underlying risk exposure:
Liability Derivatives	Futures Contracts
Equity Contracts (a)	$(6,350)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$1,790,449
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

42	|	Deutsche DWS Equity 500 Index Portfolio

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$(36,084)
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the six months ended June 30, 2024, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury securities) aggregated $13,553,557 and $103,231,321, respectively.
D.
Related Parties
DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), serves as the investment manager to the Portfolio.
Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio’s sub-advisor. Northern Trust Investments, Inc. (“NTI” ) serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.
The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.05% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee” ) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2024, the Administration Fee was $247,217, of which $42,088 is unpaid.
Other Service Fee. Under an agreement with the Portfolio, DIMA is compensated for providing regulatory filing services to the Portfolio. For the six months ended June 30, 2024, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,375, of which $455 is unpaid.
Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Deutsche DWS Equity 500 Index Portfolio	|	43

Affiliated Cash Management Vehicles. The Portfolio may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Portfolio indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Portfolio equal to the amount of the investment management fee payable on the Portfolio’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2024, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $9.
E.
Line of Credit
The Portfolio and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2024.

44	|	Deutsche DWS Equity 500 Index Portfolio

Advisory Agreement Board Considerations and Fee Evaluation
DWS Equity 500 Index Fund (the “Fund” ), a series of Deutsche DWS Institutional Funds, invests substantially all of its assets in Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and the sub-advisory agreement (the “Sub-Advisory Agreement” ) between DIMA and Northern Trust Investments, Inc. (“NTI” ), and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement”  and together with the Portfolio Agreement and the Sub-Advisory Agreement, the “Agreements” ) in September 2023. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board”  or “Trustees.”
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreements, the Board also reviewed

DWS Equity 500 Index Fund	|	45

the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Portfolio and the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into

46	|	DWS Equity 500 Index Fund

place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Institutional Class shares) was in the 3rd quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Portfolio’s sub-advisory fee schedule, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.097% fees paid to DIMA under the respective administrative services agreements, were equal to the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Portfolio. The Board noted that the Fund’s Institutional Class shares total (net) operating expenses, which include Portfolio expenses allocated to the Fund, were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Portfolio and the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The

DWS Equity 500 Index Fund	|	47

Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Portfolio and the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Portfolio. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Portfolio’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. In this regard, the Board observed that while the Portfolio’s and the Fund’s current investment management fee schedule does not include breakpoints, the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and

48	|	DWS Equity 500 Index Fund

to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DWS Equity 500 Index Fund	|	49

DE500-NCSRS

June 30, 2024
Semiannual Financial Statements and Other Information
DWS S&P 500 Index Fund

Contents
DWS S&P 500 Index Fund
3	Statement of Assets and Liabilities
4	Statement of Operations
5	Statements of Changes in Net Assets
6	Financial Highlights
10	Notes to Financial Statements
Deutsche DWS Equity 500 Index Portfolio
18	Investment Portfolio
37	Statement of Assets and Liabilities
38	Statement of Operations
39	Statements of Changes in Net Assets
40	Financial Highlights
41	Notes to Financial Statements
48	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS S&P 500 Index Fund

Statement of Assets and Liabilities
as of June 30, 2024 (Unaudited)

Assets
Investments in Deutsche DWS Equity 500 Index Portfolio, at value	$1,324,841,969
Receivable for Fund shares sold	931,756
Other assets	46,476
Total assets	1,325,820,201
Liabilities
Payable for Fund shares redeemed	743,915
Accrued Trustees' fees	806
Other accrued expenses and payables	513,224
Total liabilities	1,257,945
Net assets, at value	$1,324,562,256
Net Assets Consist of
Distributable earnings (loss)	1,090,546,258
Paid-in capital	234,015,998
Net assets, at value	$1,324,562,256
Net Asset Value
Class A
Net Asset Value and redemption price per share ($241,818,512 ÷ 5,206,387 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$46.45
Maximum offering price per share (100 ÷ 95.50 of $46.45)	$48.64
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share per share ($69,823,357 ÷ 1,507,370 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$46.32
Class R6
Net Asset Value, offering and redemption price per share ($4,555,593 ÷ 97,821 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$46.57
Class S
Net Asset Value, offering and redemption price per share ($1,008,364,794 ÷ 21,652,686 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$46.57
The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	3

Statement of Operations
for the six months ended June 30, 2024 (Unaudited)

Investment Income
Income and expenses allocated from Deutsche DWS Equity 500 Index Portfolio:
Dividends (net of foreign taxes withheld of $43,996)	$8,879,861
Interest	13,445
Income distributions — DWS Central Cash Management Government Fund	226,684
Securities lending income, net of borrower rebates	91
Expenses	(613,598)
Net investment income allocated from Deutsche DWS Equity 500 Index Portfolio	8,506,483
Expenses:
Administration fee	611,040
Services to shareholders	488,131
Distribution and service fees	611,649
Professional fees	28,270
Reports to shareholders	31,121
Registration fees	30,021
Trustees' fees and expenses	2,792
Other	7,771
Total expenses before expense reductions	1,810,795
Expense reductions	(69,666)
Total expenses after expense reductions	1,741,129
Net investment income	6,765,354
Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Deutsche DWS Equity 500 Index Portfolio:
Investments	58,465,735
Futures	1,372,083
59,837,818
Change in net unrealized appreciation (depreciation) allocated from Deutsche DWS Equity 500 Index Portfolio:
Investments	110,600,928
Futures	(31,598)
110,569,330
Net gain (loss)	170,407,148
Net increase (decrease) in net assets resulting from operations	$177,172,502
The accompanying notes are an integral part of the financial statements.

4	|	DWS S&P 500 Index Fund

Statements of Changes in Net Assets
	Six Months Ended June 30, 2024	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$6,765,354	$14,542,828
Net realized gain (loss)	59,837,818	128,750,686
Change in net unrealized appreciation (depreciation)	110,569,330	111,734,147
Net increase (decrease) in net assets resulting from operations	177,172,502	255,027,661
Distributions to shareholders:
Class A	(1,298,066)	(14,867,169)
Class C	(115,865)	(3,838,891)
Class R6	(29,019)	(285,224)
Class S	(6,599,870)	(61,829,687)
Total distributions	(8,042,820)	(80,820,971)
Fund share transactions:
Proceeds from shares sold	41,350,669	55,699,795
Reinvestment of distributions	7,478,095	76,047,334
Payments for shares redeemed	(96,280,450)	(127,574,668)
Net increase (decrease) in net assets from Fund share transactions	(47,451,686)	4,172,461
Increase (decrease) in net assets	121,677,996	178,379,151
Net assets at beginning of period	1,202,884,260	1,024,505,109
Net assets at end of period	$1,324,562,256	$1,202,884,260

The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	5

Financial Highlights
DWS S&P 500 Index Fund — Class A
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$40.61	$34.63	$44.75	$36.94	$33.64	$27.04
Income (loss) from investment operations:
Net investment income[a]	.20	.45	.42	.36	.44	.46
Net realized and unrealized gain (loss)	5.88	8.35	(8.70)	9.90	5.34	7.77
Total from investment operations	6.08	8.80	(8.28)	10.26	5.78	8.23
Less distributions from:
Net investment income	(.19 )	(.40 )	(.37 )	(.37 )	(.43 )	(.42 )
Net realized gains	(.05 )	(2.42)	(1.47)	(2.08)	(2.05)	(1.21)
Total distributions	(.24 )	(2.82)	(1.84)	(2.45)	(2.48)	(1.63)
Net asset value, end of period	$46.45	$40.61	$34.63	$44.75	$36.94	$33.64
Total Return (%)[b,c]	14.99 *	25.63	(18.56)	28.02	17.80	30.74
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	242	225	187	242	197	191
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.54 **	.56	.55	.54	.55	.58
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.53 **	.52	.54	.54	.54	.56
Ratio of net investment income (%)	.92 **	1.17	1.10	.87	1.32	1.47
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1 *	2	2	2	4	3

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

6	|	DWS S&P 500 Index Fund

DWS S&P 500 Index Fund — Class C
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$40.50	$34.54	$44.64	$36.85	$33.57	$26.98
Income (loss) from investment operations:
Net investment income[a]	.04	.16	.14	.06	.19	.23
Net realized and unrealized gain (loss)	5.85	8.33	(8.67)	9.88	5.33	7.76
Total from investment operations	5.89	8.49	(8.53)	9.94	5.52	7.99
Less distributions from:
Net investment income	(.02 )	(.11 )	(.10 )	(.07 )	(.19 )	(.19 )
Net realized gains	(.05 )	(2.42)	(1.47)	(2.08)	(2.05)	(1.21)
Total distributions	(.07 )	(2.53)	(1.57)	(2.15)	(2.24)	(1.40)
Net asset value, end of period	$46.32	$40.50	$34.54	$44.64	$36.85	$33.57
Total Return (%)[b]	14.56 *	24.71	(19.15)	27.11	16.91	29.81
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	70	64	64	93	84	85
Ratio of expenses including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	1.25 **	1.26	1.26	1.25	1.27	1.30
Ratio of net investment income (%)	.19 **	.42	.37	.15	.59	.73
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1 *	2	2	2	4	3

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	7

DWS S&P 500 Index Fund — Class R6
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$40.71	$34.72	$44.86	$37.03	$33.72	$27.10
Income (loss) from investment operations:
Net investment income[a]	.26	.56	.54	.50	.54	.55
Net realized and unrealized gain (loss)	5.90	8.37	(8.72)	9.92	5.34	7.81
Total from investment operations	6.16	8.93	(8.18)	10.42	5.88	8.36
Less distributions from:
Net investment income	(.25 )	(.52 )	(.49 )	(.51 )	(.52 )	(.53 )
Net realized gains	(.05 )	(2.42)	(1.47)	(2.08)	(2.05)	(1.21)
Total distributions	(.30 )	(2.94)	(1.96)	(2.59)	(2.57)	(1.74)
Net asset value, end of period	$46.57	$40.71	$34.72	$44.86	$37.03	$33.72
Total Return (%)	15.17 *	25.97	(18.30)	28.41	18.14	31.18
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	4	3	5	2	1
Ratio of expenses including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.23 **	.24	.23	.22	.23	.25
Ratio of net investment income (%)	1.22 **	1.45	1.39	1.18	1.61	1.79
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1 *	2	2	2	4	3

[a]	Based on average shares outstanding during the period.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

8	|	DWS S&P 500 Index Fund

DWS S&P 500 Index Fund — Class S
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$40.72	$34.71	$44.86	$37.03	$33.72	$27.09
Income (loss) from investment operations:
Net investment income[a]	.25	.55	.52	.47	.52	.54
Net realized and unrealized gain (loss)	5.90	8.38	(8.74)	9.92	5.35	7.81
Total from investment operations	6.15	8.93	(8.22)	10.39	5.87	8.35
Less distributions from:
Net investment income	(.25 )	(.50 )	(.46 )	(.48 )	(.51 )	(.51 )
Net realized gains	(.05 )	(2.42)	(1.47)	(2.08)	(2.05)	(1.21)
Total distributions	(.30 )	(2.92)	(1.93)	(2.56)	(2.56)	(1.72)
Net asset value, end of period	$46.57	$40.72	$34.71	$44.86	$37.03	$33.72
Total Return (%)[b]	15.12 *	25.97	(18.38)	28.33	18.08	31.13
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,008	909	771	1,005	830	783
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.29 **	.30	.30	.29	.31	.33
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.28 **	.27	.29	.29	.29	.31
Ratio of net investment income (%)	1.17 **	1.41	1.35	1.12	1.57	1.72
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1 *	2	2	2	4	3

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	9

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS S&P 500 Index Fund (the “Fund” ) is a diversified series of Deutsche DWS Institutional Funds (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ), a diversified open-end management investment company registered under the 1940 Act and organized as a New York trust advised by DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ). A master/ feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2024, the Fund owned approximately 77% of the Portfolio.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and services fees, services to shareholders and certain other class specific expenses. Differences in class-level expenses may result in

10	|	DWS S&P 500 Index Fund

payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.
Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2023, and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in derivatives and the realized tax character on distributions from certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net

DWS S&P 500 Index Fund	|	11

investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. The Fund receives a daily allocation of the Portfolio’s income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.
B.
Related Parties
Management Agreement. Under its Investment Management Agreement with the Fund, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.
Under the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor an annual fee (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund’s average daily net assets, accrued daily and payable monthly.
For the period from January 1, 2024 through September 30, 2024 (through April 30, 2024 for Class A and Class S shares), the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes,

12	|	DWS S&P 500 Index Fund

brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.52%
Class C	1.30%
Class R6	.30%
Class S	.27%
Effective May 1, 2024 through April 30, 2025 (through September 30, 2024 for Class S shares), the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of certain classes as follows:
Class A	.55%
Class S	.30%
For the six months ended June 30, 2024, fees waived and/or expenses reimbursed for certain classes are as follows:
Class A	$13,892
Class S	55,774
$69,666
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2024, the Administration Fee was $611,040, of which $104,522 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder

DWS S&P 500 Index Fund	|	13

servicing fee it receives from the Fund. For the six months ended June 30, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2024
Class A	$14,803	$4,920
Class C	784	262
Class R6	231	84
Class S	158,637	53,914
	$174,455	$59,180
In addition, for the six months ended June 30, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$78,393
Class C	11,101
Class S	170,433
$259,927
Distribution and Service Agreement.  Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), a subsidiary of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended June 30, 2024, the Distribution Fees were as follows:
Distribution Fee	Total Aggregated	Unpaid at June 30, 2024
Class C	$247,326	$42,512
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

14	|	DWS S&P 500 Index Fund

accounts the firms service. For the six months ended June 30, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at June 30, 2024	Annualized Rate
Class A	$281,881	$103,821.24%
Class C	82,442	28,012.25%
	$364,323	$131,833
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2024 aggregated $11,011.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended June 30, 2024, the CDSC for Class C shares aggregated $2,688. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $883, of which $600 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	367,271	$15,957,546	670,496	$25,817,696
Class C	140,474	6,150,819	114,122	4,357,348
Class R6	6,812	305,438	17,958	700,144
Class S	439,845	18,936,866	635,221	24,824,607
		$41,350,669		$55,699,795

DWS S&P 500 Index Fund	|	15

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Class A	26,795	$1,225,057	353,206	$14,102,441
Class C	2,518	115,862	96,031	3,838,403
Class R6	633	28,999	6,461	258,064
Class S	133,200	6,108,177	1,447,249	57,848,426
		$7,478,095		$76,047,334
Shares redeemed
Class A	(736,472)	$(31,812,346)	(874,035)	$(33,596,769)
Class C	(220,641)	(9,543,217)	(466,022)	(17,736,968)
Class R6	(6,137)	(260,723)	(24,701)	(976,692)
Class S	(1,255,671)	(54,664,164)	(1,945,212)	(75,264,239)
		$(96,280,450)		$(127,574,668)
Net increase (decrease)
Class A	(342,406)	$(14,629,743)	149,667	$6,323,368
Class C	(77,649)	(3,276,536)	(255,869)	(9,541,217)
Class R6	1,308	73,714	(282)	(18,484)
Class S	(682,626)	(29,619,121)	137,258	7,408,794
		$(47,451,686)		$4,172,461

16	|	DWS S&P 500 Index Fund

(The following financial statements of the Deutsche DWS Equity 500 Index Portfolio should be read in conjunction with the Fund’s financial statements.)

Deutsche DWS Equity 500 Index Portfolio	|	17

Investment Portfolioas of June 30, 2024 (Unaudited)

	Shares	Value ($)
Common Stocks 99.1%
Communication Services 9.3%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	266,319	5,089,356
Verizon Communications, Inc.	156,661	6,460,700
		11,550,056
Entertainment 1.2%
Electronic Arts, Inc.	9,119	1,270,550
Live Nation Entertainment, Inc.*	5,319	498,603
Netflix, Inc.*	16,041	10,825,750
Take-Two Interactive Software, Inc.*	5,998	932,629
Walt Disney Co.	67,873	6,739,110
Warner Bros Discovery, Inc.*	80,923	602,067
		20,868,709
Interactive Media & Services 6.7%
Alphabet, Inc. “A”	218,681	39,832,744
Alphabet, Inc. “C”	181,974	33,377,671
Match Group, Inc.*	9,852	299,304
Meta Platforms, Inc. “A”	81,591	41,139,814
		114,649,533
Media 0.5%
Charter Communications, Inc. “A” *	3,650	1,091,204
Comcast Corp. “A”	145,636	5,703,106
Fox Corp. “A”	8,095	278,225
Fox Corp. “B”	5,421	173,581
Interpublic Group of Companies, Inc.	13,655	397,224
News Corp. “A”	14,118	389,233
News Corp. “B”	4,685	133,007
Omnicom Group, Inc.	7,242	649,607
Paramount Global “B”	18,236	189,472
		9,004,659
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.	19,243	3,390,232
The accompanying notes are an integral part of the financial statements.

18	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Consumer Discretionary 9.9%
Automobile Components 0.1%
Aptiv PLC*	9,985	703,144
BorgWarner, Inc.	8,648	278,811
		981,955
Automobiles 1.4%
Ford Motor Co.	146,020	1,831,091
General Motors Co.	42,744	1,985,886
Tesla, Inc.*	103,223	20,425,767
		24,242,744
Broadline Retail 3.9%
Amazon.com, Inc.*	340,991	65,896,511
eBay, Inc.	18,757	1,007,626
Etsy, Inc.*	4,367	257,566
		67,161,703
Distributors 0.1%
Genuine Parts Co.	5,148	712,071
LKQ Corp.	9,792	407,249
Pool Corp.	1,426	438,253
		1,557,573
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc. “A” *	16,409	2,488,097
Booking Holdings, Inc.	1,263	5,003,374
Caesars Entertainment, Inc.*	8,393	333,538
Carnival Corp.*	37,853	708,608
Chipotle Mexican Grill, Inc.*	51,050	3,198,282
Darden Restaurants, Inc.	4,504	681,545
Domino’s Pizza, Inc.	1,304	673,294
Expedia Group, Inc.*	4,703	592,531
Hilton Worldwide Holdings, Inc.	9,329	2,035,588
Las Vegas Sands Corp.	13,433	594,410
Marriott International, Inc. “A”	8,901	2,151,995
McDonald’s Corp.	26,792	6,827,673
MGM Resorts International*	9,115	405,071
Norwegian Cruise Line Holdings Ltd.*	15,563	292,429
Royal Caribbean Cruises Ltd.*	8,813	1,405,057
Starbucks Corp.	42,192	3,284,647
Wynn Resorts Ltd.	3,432	307,164
Yum! Brands, Inc.	10,521	1,393,612
		32,376,915
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	19

	Shares	Value ($)
Household Durables 0.3%
D.R. Horton, Inc.	10,957	1,544,170
Garmin Ltd.	5,674	924,408
Lennar Corp. “A”	9,104	1,364,416
Mohawk Industries, Inc.*	2,044	232,178
NVR, Inc.*	116	880,273
PulteGroup, Inc.	7,897	869,460
		5,814,905
Leisure Products 0.0%
Hasbro, Inc.	4,747	277,700
Specialty Retail 1.8%
AutoZone, Inc.*	642	1,902,952
Bath & Body Works, Inc.	8,726	340,750
Best Buy Co., Inc.	7,309	616,076
CarMax, Inc.*	5,764	422,732
Home Depot, Inc.	36,895	12,700,735
Lowe’s Companies, Inc.	21,277	4,690,727
O’Reilly Automotive, Inc.*	2,192	2,314,884
Ross Stores, Inc.	12,413	1,803,857
TJX Companies, Inc.	42,126	4,638,073
Tractor Supply Co.	3,997	1,079,190
Ulta Beauty, Inc.*	1,783	688,006
		31,197,982
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp.*	955	924,392
Lululemon Athletica, Inc.*	4,301	1,284,709
NIKE, Inc. “B”	45,038	3,394,514
Ralph Lauren Corp.	1,526	267,142
Tapestry, Inc.	8,926	381,943
		6,252,700
Consumer Staples 5.7%
Beverages 1.3%
Brown-Forman Corp. “B”	6,618	285,831
Coca-Cola Co.	144,223	9,179,794
Constellation Brands, Inc. “A”	6,025	1,550,112
Keurig Dr Pepper, Inc.	38,637	1,290,476
Molson Coors Beverage Co. “B”	6,923	351,896
Monster Beverage Corp.*	27,389	1,368,080
PepsiCo, Inc.	51,233	8,449,859
		22,476,048
The accompanying notes are an integral part of the financial statements.

20	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	16,506	14,029,935
Dollar General Corp.	8,163	1,079,394
Dollar Tree, Inc.*	7,644	816,150
Kroger Co.	24,927	1,244,605
Sysco Corp.	18,645	1,331,067
Target Corp.	17,152	2,539,182
Walgreens Boots Alliance, Inc.	26,981	326,335
Walmart, Inc.	159,040	10,768,598
		32,135,266
Food Products 0.7%
Archer-Daniels-Midland Co.	18,322	1,107,565
Bunge Global SA	5,407	577,305
Campbell Soup Co.	6,943	313,754
Conagra Brands, Inc.	18,307	520,285
General Mills, Inc.	20,761	1,313,341
Hormel Foods Corp.	11,296	344,415
Kellanova	9,916	571,955
Kraft Heinz Co.	29,263	942,854
Lamb Weston Holdings, Inc.	5,401	454,116
McCormick & Co., Inc.	9,496	673,646
Mondelez International, Inc. “A”	49,968	3,269,906
The Hershey Co.	5,501	1,011,249
The J.M. Smucker Co.	3,989	434,961
Tyson Foods, Inc. “A”	10,785	616,255
		12,151,607
Household Products 1.2%
Church & Dwight Co., Inc.	9,027	935,919
Clorox Co.	4,684	639,225
Colgate-Palmolive Co.	30,527	2,962,340
Kimberly-Clark Corp.	12,479	1,724,598
Procter & Gamble Co.	87,902	14,496,798
		20,758,880
Personal Care Products 0.1%
Estee Lauder Companies, Inc. “A”	8,626	917,806
Kenvue, Inc.	72,205	1,312,687
		2,230,493
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	21

	Shares	Value ($)
Tobacco 0.5%
Altria Group, Inc.	63,784	2,905,361
Philip Morris International, Inc.	57,893	5,866,298
		8,771,659
Energy 3.6%
Energy Equipment & Services 0.3%
Baker Hughes Co.	37,565	1,321,161
Halliburton Co.	32,676	1,103,795
Schlumberger NV	52,926	2,497,049
		4,922,005
Oil, Gas & Consumable Fuels 3.3%
APA Corp.	13,791	406,007
Chevron Corp.	63,788	9,977,719
ConocoPhillips	43,560	4,982,393
Coterra Energy, Inc.	28,349	756,068
Devon Energy Corp.	23,526	1,115,132
Diamondback Energy, Inc.	6,632	1,327,660
EOG Resources, Inc.	21,347	2,686,947
EQT Corp.	16,370	605,363
Exxon Mobil Corp.	167,052	19,231,026
Hess Corp.	10,240	1,510,605
Kinder Morgan, Inc.	72,166	1,433,938
Marathon Oil Corp.	20,822	596,967
Marathon Petroleum Corp.	13,104	2,273,282
Occidental Petroleum Corp.	24,757	1,560,434
ONEOK, Inc.	21,839	1,780,970
Phillips 66	15,762	2,225,122
Targa Resources Corp.	8,207	1,056,897
Valero Energy Corp.	12,145	1,903,850
Williams Companies, Inc.	45,225	1,922,062
		57,352,442
Financials 12.3%
Banks 3.2%
Bank of America Corp.	253,135	10,067,179
Citigroup, Inc.	70,738	4,489,033
Citizens Financial Group, Inc.	17,171	618,671
Fifth Third Bancorp.	25,429	927,904
Huntington Bancshares, Inc.	53,665	707,305
JPMorgan Chase & Co.	106,924	21,626,448
KeyCorp.	34,418	489,080
M&T Bank Corp.	6,251	946,151
The accompanying notes are an integral part of the financial statements.

22	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
PNC Financial Services Group, Inc.	14,725	2,289,443
Regions Financial Corp.	33,192	665,168
Truist Financial Corp.	49,990	1,942,112
U.S. Bancorp.	58,231	2,311,771
Wells Fargo & Co.	129,739	7,705,199
		54,785,464
Capital Markets 2.8%
Ameriprise Financial, Inc.	3,726	1,591,710
Bank of New York Mellon Corp.	27,695	1,658,654
BlackRock, Inc.	5,200	4,094,064
Blackstone, Inc.	26,550	3,286,890
Cboe Global Markets, Inc.	4,005	681,090
Charles Schwab Corp.	55,412	4,083,310
CME Group, Inc.	13,379	2,630,311
FactSet Research Systems, Inc.	1,437	586,684
Franklin Resources, Inc.	11,385	254,455
Intercontinental Exchange, Inc.	21,268	2,911,377
Invesco Ltd.	16,455	246,167
KKR & Co., Inc.	24,792	2,609,110
MarketAxess Holdings, Inc.	1,396	279,940
Moody’s Corp.	5,845	2,460,336
Morgan Stanley	46,629	4,531,872
MSCI, Inc.	2,975	1,433,206
Nasdaq, Inc.	13,986	842,796
Northern Trust Corp.	7,821	656,808
Raymond James Financial, Inc.	7,083	875,530
S&P Global, Inc.	11,952	5,330,592
State Street Corp.	11,028	816,072
T. Rowe Price Group, Inc.	8,412	969,988
The Goldman Sachs Group, Inc.	12,003	5,429,197
		48,260,159
Consumer Finance 0.5%
American Express Co.	21,147	4,896,588
Capital One Financial Corp.	14,270	1,975,682
Discover Financial Services	9,430	1,233,538
Synchrony Financial	14,765	696,760
		8,802,568
Financial Services 3.8%
Berkshire Hathaway, Inc. “B” *	67,441	27,434,999
Corpay, Inc.*	2,592	690,535
Fidelity National Information Services, Inc.	20,705	1,560,329
Fiserv, Inc.*	21,761	3,243,259
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	23

	Shares	Value ($)
Global Payments, Inc.	9,415	910,430
Jack Henry & Associates, Inc.	2,669	443,107
Mastercard, Inc. “A”	30,566	13,484,497
PayPal Holdings, Inc.*	38,851	2,254,524
Visa, Inc. “A”	58,635	15,389,928
		65,411,608
Insurance 2.0%
Aflac, Inc.	19,219	1,716,449
Allstate Corp.	9,772	1,560,197
American International Group, Inc.	24,665	1,831,130
Aon PLC “A”	8,082	2,372,714
Arch Capital Group Ltd.*	13,875	1,399,849
Arthur J. Gallagher & Co.	8,166	2,117,525
Assurant, Inc.	1,902	316,207
Brown & Brown, Inc.	8,704	778,225
Chubb Ltd.	15,132	3,859,871
Cincinnati Financial Corp.	5,939	701,396
Everest Group Ltd.	1,627	619,920
Globe Life, Inc.	3,184	261,979
Hartford Financial Services Group, Inc.	11,166	1,122,630
Loews Corp.	6,780	506,737
Marsh & McLennan Companies, Inc.	18,389	3,874,930
MetLife, Inc.	22,194	1,557,797
Principal Financial Group, Inc.	8,187	642,270
Progressive Corp.	21,831	4,534,517
Prudential Financial, Inc.	13,302	1,558,861
Travelers Companies, Inc.	8,463	1,720,866
W.R. Berkley Corp.	7,434	584,164
Willis Towers Watson PLC	3,802	996,656
		34,634,890
Health Care 11.6%
Biotechnology 1.9%
AbbVie, Inc.	65,811	11,287,903
Amgen, Inc.	19,937	6,229,316
Biogen, Inc.*	5,406	1,253,219
Gilead Sciences, Inc.	46,342	3,179,524
Incyte Corp.*	5,919	358,810
Moderna, Inc.*	12,354	1,467,037
Regeneron Pharmaceuticals, Inc.*	3,956	4,157,875
Vertex Pharmaceuticals, Inc.*	9,608	4,503,462
		32,437,146
The accompanying notes are an integral part of the financial statements.

24	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	64,644	6,717,158
Align Technology, Inc.*	2,587	624,579
Baxter International, Inc.	19,089	638,527
Becton Dickinson & Co.	10,737	2,509,344
Boston Scientific Corp.*	54,553	4,201,127
Cooper Companies, Inc.	7,500	654,750
Dexcom, Inc.*	14,768	1,674,396
Edwards Lifesciences Corp.*	22,504	2,078,694
GE HealthCare Technologies, Inc.	15,777	1,229,344
Hologic, Inc.*	8,894	660,380
IDEXX Laboratories, Inc.*	3,078	1,499,602
Insulet Corp.*	2,558	516,204
Intuitive Surgical, Inc.*	13,187	5,866,237
Medtronic PLC	49,444	3,891,737
ResMed, Inc.	5,533	1,059,127
Solventum Corp.*	5,266	278,466
STERIS PLC	3,658	803,077
Stryker Corp.	12,594	4,285,109
Teleflex, Inc.	1,819	382,590
Zimmer Biomet Holdings, Inc.	7,640	829,169
		40,399,617
Health Care Providers & Services 2.4%
Cardinal Health, Inc.	9,038	888,616
Cencora, Inc.	6,177	1,391,678
Centene Corp.*	20,076	1,331,039
Cigna Group	10,568	3,493,464
CVS Health Corp.	46,876	2,768,497
DaVita, Inc.*	1,985	275,061
Elevance Health, Inc.	8,623	4,672,459
HCA Healthcare, Inc.	7,169	2,303,256
Henry Schein, Inc.*	4,782	306,526
Humana, Inc.	4,458	1,665,732
Labcorp Holdings, Inc.	3,168	644,720
McKesson Corp.	4,843	2,828,506
Molina Healthcare, Inc.*	2,214	658,222
Quest Diagnostics, Inc.	4,160	569,421
UnitedHealth Group, Inc.	34,246	17,440,118
Universal Health Services, Inc. “B”	2,282	422,010
		41,659,325
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	10,987	1,424,245
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	25

	Shares	Value ($)
Bio-Rad Laboratories, Inc. “A” *	726	198,278
Bio-Techne Corp.	5,782	414,280
Charles River Laboratories International, Inc.*	1,933	399,319
Danaher Corp.	24,506	6,122,824
IQVIA Holdings, Inc.*	6,746	1,426,374
Mettler-Toledo International, Inc.*	799	1,116,675
Revvity, Inc.	4,692	492,003
Thermo Fisher Scientific, Inc.	14,197	7,850,941
Waters Corp.*	2,243	650,739
West Pharmaceutical Services, Inc.	2,734	900,552
		20,996,230
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	75,501	3,135,557
Catalent, Inc.*	6,613	371,849
Eli Lilly & Co.	29,728	26,915,137
Johnson & Johnson	89,482	13,078,689
Merck & Co., Inc.	94,294	11,673,597
Pfizer, Inc.	211,257	5,910,971
Viatris, Inc.	45,013	478,488
Zoetis, Inc.	17,082	2,961,335
		64,525,623
Industrials 8.1%
Aerospace & Defense 1.8%
Axon Enterprise, Inc.*	2,653	780,619
Boeing Co.*	21,488	3,911,031
General Dynamics Corp.	8,429	2,445,590
General Electric Co.	40,757	6,479,140
Howmet Aerospace, Inc.	14,518	1,127,032
Huntington Ingalls Industries, Inc.	1,447	356,440
L3Harris Technologies, Inc.	7,128	1,600,806
Lockheed Martin Corp.	7,943	3,710,175
Northrop Grumman Corp.	5,168	2,252,990
RTX Corp.	49,420	4,961,274
Textron, Inc.	7,026	603,252
TransDigm Group, Inc.	2,080	2,657,429
		30,885,778
Air Freight & Logistics 0.4%
C.H. Robinson Worldwide, Inc.	4,314	380,150
Expeditors International of Washington, Inc.	5,121	639,050
The accompanying notes are an integral part of the financial statements.

26	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
FedEx Corp.	8,399	2,518,356
United Parcel Service, Inc. “B”	27,091	3,707,403
		7,244,959
Building Products 0.5%
A.O. Smith Corp.	4,293	351,082
Allegion PLC	3,261	385,287
Builders FirstSource, Inc.*	4,504	623,399
Carrier Global Corp.	31,362	1,978,315
Johnson Controls International PLC	24,981	1,660,487
Masco Corp.	8,409	560,628
Trane Technologies PLC	8,439	2,775,840
		8,335,038
Commercial Services & Supplies 0.6%
Cintas Corp.	3,227	2,259,739
Copart, Inc.*	32,432	1,756,517
Republic Services, Inc.	7,676	1,491,754
Rollins, Inc.	10,270	501,073
Veralto Corp.	8,298	792,210
Waste Management, Inc.	13,619	2,905,478
		9,706,771
Construction & Engineering 0.1%
Quanta Services, Inc.	5,457	1,386,569
Electrical Equipment 0.7%
AMETEK, Inc.	8,666	1,444,709
Eaton Corp. PLC	14,903	4,672,836
Emerson Electric Co.	21,149	2,329,774
GE Vernova, Inc.*	10,195	1,748,544
Generac Holdings, Inc.*	2,280	301,461
Hubbell, Inc.	2,031	742,290
Rockwell Automation, Inc.	4,271	1,175,721
		12,415,335
Ground Transportation 1.0%
CSX Corp.	73,184	2,448,005
J.B. Hunt Transport Services, Inc.	3,101	496,160
Norfolk Southern Corp.	8,484	1,821,430
Old Dominion Freight Line, Inc.	6,687	1,180,924
Uber Technologies, Inc.*	77,769	5,652,251
Union Pacific Corp.	22,691	5,134,066
		16,732,836
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	27

	Shares	Value ($)
Industrial Conglomerates 0.4%
3M Co.	20,753	2,120,749
Honeywell International, Inc.	24,187	5,164,892
		7,285,641
Machinery 1.6%
Caterpillar, Inc.	18,192	6,059,755
Cummins, Inc.	5,098	1,411,789
Deere & Co.	9,659	3,608,892
Dover Corp.	5,023	906,400
Fortive Corp.	13,182	976,786
IDEX Corp.	2,869	577,243
Illinois Tool Works, Inc.	10,064	2,384,766
Ingersoll Rand, Inc.	15,186	1,379,496
Nordson Corp.	2,084	483,363
Otis Worldwide Corp.	14,941	1,438,221
PACCAR, Inc.	19,403	1,997,345
Parker-Hannifin Corp.	4,802	2,428,900
Pentair PLC	6,260	479,954
Snap-on, Inc.	1,995	521,473
Stanley Black & Decker, Inc.	5,663	452,417
Westinghouse Air Brake Technologies Corp.	6,504	1,027,957
Xylem, Inc.	8,997	1,220,263
		27,355,020
Passenger Airlines 0.1%
American Airlines Group, Inc.*	24,620	278,945
Delta Air Lines, Inc.	23,893	1,133,484
Southwest Airlines Co.	22,591	646,328
United Airlines Holdings, Inc.*	12,327	599,832
		2,658,589
Professional Services 0.6%
Automatic Data Processing, Inc.	15,288	3,649,093
Broadridge Financial Solutions, Inc.	4,380	862,860
Dayforce, Inc.*	5,829	289,118
Equifax, Inc.	4,616	1,119,195
Jacobs Solutions, Inc.	4,613	644,482
Leidos Holdings, Inc.	4,980	726,482
Paychex, Inc.	11,826	1,402,091
Paycom Software, Inc.	1,811	259,046
Verisk Analytics, Inc.	5,284	1,424,302
		10,376,669
The accompanying notes are an integral part of the financial statements.

28	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Trading Companies & Distributors 0.3%
Fastenal Co.	21,508	1,351,563
United Rentals, Inc.	2,465	1,594,189
W.W. Grainger, Inc.	1,613	1,455,313
		4,401,065
Information Technology 32.2%
Communications Equipment 0.8%
Arista Networks, Inc.*	9,454	3,313,438
Cisco Systems, Inc.	150,606	7,155,291
F5, Inc.*	2,235	384,934
Juniper Networks, Inc.	12,229	445,869
Motorola Solutions, Inc.	6,170	2,381,929
		13,681,461
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. “A”	44,554	3,001,603
CDW Corp.	4,956	1,109,351
Corning, Inc.	28,577	1,110,216
Jabil, Inc.	4,465	485,747
Keysight Technologies, Inc.*	6,441	880,807
TE Connectivity Ltd.	11,406	1,715,805
Teledyne Technologies, Inc.*	1,795	696,424
Trimble, Inc.*	9,192	514,017
Zebra Technologies Corp. “A” *	1,927	595,308
		10,109,278
IT Services 1.1%
Accenture PLC “A”	23,432	7,109,503
Akamai Technologies, Inc.*	5,682	511,835
Cognizant Technology Solutions Corp. “A”	18,306	1,244,808
EPAM Systems, Inc.*	2,183	410,644
Gartner, Inc.*	2,917	1,309,908
GoDaddy, Inc. “A” *	5,233	731,102
International Business Machines Corp.	34,246	5,922,846
VeriSign, Inc.*	3,213	571,271
		17,811,917
Semiconductors & Semiconductor Equipment 11.9%
Advanced Micro Devices, Inc.*	60,200	9,765,042
Analog Devices, Inc.	18,479	4,218,016
Applied Materials, Inc.	30,902	7,292,563
Broadcom, Inc.	16,218	26,038,485
Enphase Energy, Inc.*	5,156	514,105
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	29

	Shares	Value ($)
First Solar, Inc.*	4,033	909,280
Intel Corp.	158,376	4,904,905
KLA Corp.	5,007	4,128,322
Lam Research Corp.	4,881	5,197,533
Microchip Technology, Inc.	20,026	1,832,379
Micron Technology, Inc.	41,136	5,410,618
Monolithic Power Systems, Inc.	1,807	1,484,776
NVIDIA Corp.	915,798	113,137,685
NXP Semiconductors NV	9,499	2,556,086
ON Semiconductor Corp.*	15,846	1,086,243
Qorvo, Inc.*	3,634	421,689
QUALCOMM, Inc.	41,606	8,287,083
Skyworks Solutions, Inc.	6,045	644,276
Teradyne, Inc.	5,840	866,014
Texas Instruments, Inc.	33,890	6,592,622
		205,287,722
Software 10.9%
Adobe, Inc.*	16,670	9,260,852
ANSYS, Inc.*	3,267	1,050,340
Autodesk, Inc.*	7,908	1,956,835
Cadence Design Systems, Inc.*	10,109	3,111,045
Crowdstrike Holdings, Inc. “A” *	8,585	3,289,686
Fair Isaac Corp.*	923	1,374,033
Fortinet, Inc.*	23,531	1,418,213
Gen Digital, Inc.	20,361	508,618
Intuit, Inc.	10,412	6,842,870
Microsoft Corp.	276,740	123,688,943
Oracle Corp.	59,430	8,391,516
Palo Alto Networks, Inc.*	12,026	4,076,934
PTC, Inc.*	4,468	811,702
Roper Technologies, Inc.	3,969	2,237,167
Salesforce, Inc.	36,155	9,295,450
ServiceNow, Inc.*	7,626	5,999,145
Synopsys, Inc.*	5,677	3,378,156
Tyler Technologies, Inc.*	1,583	795,901
		187,487,406
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.	536,666	113,032,593
Hewlett Packard Enterprise Co.	48,524	1,027,253
HP, Inc.	32,410	1,134,998
NetApp, Inc.	7,642	984,290
Seagate Technology Holdings PLC	7,186	742,098
The accompanying notes are an integral part of the financial statements.

30	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Super Micro Computer, Inc.*	1,888	1,546,933
Western Digital Corp.*	12,165	921,742
		119,389,907
Materials 2.1%
Chemicals 1.4%
Air Products & Chemicals, Inc.	8,252	2,129,429
Albemarle Corp.	4,413	421,530
Celanese Corp.	3,681	496,530
CF Industries Holdings, Inc.	6,702	496,752
Corteva, Inc.	26,264	1,416,680
Dow, Inc.	26,322	1,396,382
DuPont de Nemours, Inc.	15,513	1,248,641
Eastman Chemical Co.	4,265	417,842
Ecolab, Inc.	9,440	2,246,720
FMC Corp.	4,873	280,441
International Flavors & Fragrances, Inc.	9,498	904,305
Linde PLC	17,891	7,850,750
LyondellBasell Industries NV “A”	9,625	920,727
PPG Industries, Inc.	8,797	1,107,454
Sherwin-Williams Co.	8,660	2,584,404
The Mosaic Co.	12,453	359,892
		24,278,479
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,285	1,238,013
Vulcan Materials Co.	4,905	1,219,776
		2,457,789
Containers & Packaging 0.2%
Amcor PLC	53,702	525,206
Avery Dennison Corp.	3,054	667,757
Ball Corp.	11,689	701,574
International Paper Co.	12,695	547,789
Packaging Corp. of America	3,368	614,862
Westrock Co.	9,404	472,645
		3,529,833
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	53,354	2,593,004
Newmont Corp.	42,935	1,797,688
Nucor Corp.	8,887	1,404,857
Steel Dynamics, Inc.	5,463	707,459
		6,503,008
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	31

	Shares	Value ($)
Real Estate 2.1%
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	5,935	694,217
Healthpeak Properties, Inc.	25,836	506,385
Ventas, Inc.	15,250	781,715
Welltower, Inc.	22,256	2,320,188
		4,302,505
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	26,580	477,908
Industrial REITs 0.2%
Prologis, Inc.	34,396	3,863,015
Office REITs 0.0%
Boston Properties, Inc.	5,344	328,977
Real Estate Management & Development 0.1%
CBRE Group, Inc. “A” *	11,293	1,006,319
CoStar Group, Inc.*	15,288	1,133,453
		2,139,772
Residential REITs 0.3%
AvalonBay Communities, Inc.	5,354	1,107,689
Camden Property Trust	3,947	430,657
Equity Residential	12,713	881,519
Essex Property Trust, Inc.	2,428	660,902
Invitation Homes, Inc.	21,507	771,886
Mid-America Apartment Communities, Inc.	4,432	632,047
UDR, Inc.	11,197	460,757
		4,945,457
Retail REITs 0.3%
Federal Realty Investment Trust	2,770	279,687
Kimco Realty Corp.	24,553	477,801
Realty Income Corp.	32,096	1,695,311
Regency Centers Corp.	6,084	378,425
Simon Property Group, Inc.	12,100	1,836,780
		4,668,004
Specialized REITs 0.9%
American Tower Corp.	17,373	3,376,964
Crown Castle, Inc.	16,121	1,575,022
Digital Realty Trust, Inc.	12,019	1,827,489
Equinix, Inc.	3,531	2,671,554
Extra Space Storage, Inc.	7,834	1,217,482
Iron Mountain, Inc.	10,935	979,995
The accompanying notes are an integral part of the financial statements.

32	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Public Storage	5,874	1,689,656
SBA Communications Corp.	3,962	777,741
VICI Properties, Inc.	39,416	1,128,874
Weyerhaeuser Co.	27,180	771,640
		16,016,417
Utilities 2.2%
Electric Utilities 1.5%
Alliant Energy Corp.	9,741	495,817
American Electric Power Co., Inc.	19,695	1,728,039
Constellation Energy Corp.	11,751	2,353,373
Duke Energy Corp.	28,618	2,868,382
Edison International	14,393	1,033,561
Entergy Corp.	7,949	850,543
Evergy, Inc.	8,722	462,004
Eversource Energy	13,223	749,876
Exelon Corp.	37,340	1,292,338
FirstEnergy Corp.	19,282	737,922
NextEra Energy, Inc.	76,422	5,411,442
NRG Energy, Inc.	7,807	607,853
PG&E Corp.	79,995	1,396,713
Pinnacle West Capital Corp.	4,207	321,331
PPL Corp.	27,323	755,481
Southern Co.	40,507	3,142,128
Xcel Energy, Inc.	20,395	1,089,297
		25,296,100
Gas Utilities 0.0%
Atmos Energy Corp.	5,612	654,640
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	26,336	462,724
Vistra Corp.	12,194	1,048,440
		1,511,164
Multi-Utilities 0.6%
Ameren Corp.	9,858	701,002
CenterPoint Energy, Inc.	23,514	728,464
CMS Energy Corp.	10,999	654,770
Consolidated Edison, Inc.	12,940	1,157,095
Dominion Energy, Inc.	31,476	1,542,324
DTE Energy Co.	7,759	861,326
NiSource, Inc.	16,522	475,999
Public Service Enterprise Group, Inc.	18,428	1,358,144
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	33

	Shares	Value ($)
Sempra	23,566	1,792,430
WEC Energy Group, Inc.	11,869	931,242
		10,202,796
Water Utilities 0.0%
American Water Works Co., Inc.	7,228	933,568
Total Common Stocks (Cost $359,426,502)		1,706,699,789

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.0%
U.S. Treasury Obligations
U.S. Treasury Bills, 5.196% (a), 10/3/2024 (b) (Cost $715,164)	725,000	715,203

	Shares	Value ($)
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 5.36% (c) (Cost $14,534,652)	14,534,652	14,534,652

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $374,676,318)	100.0	1,721,949,644
Other Assets and Liabilities, Net	0.0	704,585
Net Assets	100.0	1,722,654,229
The accompanying notes are an integral part of the financial statements.

34	|	Deutsche DWS Equity 500 Index Portfolio

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2024 are as follows:
Value ($) at 12/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.24% (c) (d)
—	0 (e)	—	—	—	119	—	—	—
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 5.36% (c)
3,866,583	95,577,839	84,909,770	—	—	296,249	—	14,534,652	14,534,652
3,866,583	95,577,839	84,909,770	—	—	296,368	—	14,534,652	14,534,652

*	Non-income producing security.
(a)	Annualized yield at time of purchase; not a coupon rate.
(b)	At June 30, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2024.

REIT: Real Estate Investment Trust
At June 30, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 E-Mini Index	USD	9/20/2024	56	15,466,550	15,460,200	(6,350)
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	35

Fair Value Measurements
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,706,699,789	$—	$—	$1,706,699,789
Government & Agency Obligations	—	715,203	—	715,203
Short-Term Investments	14,534,652	—	—	14,534,652
Total	$1,721,234,441	$715,203	$—	$1,721,949,644

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(6,350)	$—	$—	$(6,350)
Total	$(6,350)	$—	$—	$(6,350)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

36	|	Deutsche DWS Equity 500 Index Portfolio

Statement of Assets and Liabilities
as of June 30, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $360,141,666)	$1,707,414,992
Investment in DWS Central Cash Management Government Fund (cost $14,534,652)	14,534,652
Cash	6,283
Receivable for investments sold	70,925
Dividends receivable	865,727
Other assets	19,303
Total assets	1,722,911,882
Liabilities
Payable for variation margin on futures contracts	68,560
Accrued management fee	70,147
Accrued Trustees' fees	5,900
Other accrued expenses and payables	113,046
Total liabilities	257,653
Net assets, at value	$1,722,654,229
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	37

Statement of Operations
for the six months ended June 30, 2024 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $57,528)	$11,604,584
Interest	17,572
Income distributions — DWS Central Cash Management Government Fund	296,249
Affiliated securities lending income	119
Total income	11,918,524
Expenses:
Management fee	412,029
Administration fee	247,217
Custodian fee	11,104
Professional fees	43,190
Reports to shareholders	12,194
Trustees' fees and expenses	34,957
Other	41,361
Total expenses	802,052
Net investment income	11,116,472
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	76,464,345
Futures	1,790,449
78,254,794
Change in net unrealized appreciation (depreciation) on:
Investments	144,666,364
Futures	(36,084)
144,630,280
Net gain (loss)	222,885,074
Net increase (decrease) in net assets resulting from operations	$234,001,546
The accompanying notes are an integral part of the financial statements.

38	|	Deutsche DWS Equity 500 Index Portfolio

Statements of Changes in Net Assets
Deutsche DWS Equity 500 Index Portfolio
	Six Months Ended June 30, 2024	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$11,116,472	$24,017,564
Net realized gain (loss)	78,254,794	174,030,892
Change in net unrealized appreciation (depreciation)	144,630,280	155,769,624
Net increase (decrease) in net assets resulting from operations	234,001,546	353,818,080
Capital transactions in shares of beneficial interest:
Proceeds from capital invested	11,277,106	22,897,477
Value of capital withdrawn	(103,236,750)	(278,573,284)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(91,959,644)	(255,675,807)
Increase (decrease) in net assets	142,041,902	98,142,273
Net assets at beginning of period	1,580,612,327	1,482,470,054
Net assets at end of period	$1,722,654,229	$1,580,612,327

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	39

Financial Highlights
Deutsche DWS Equity 500 Index Portfolio
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,723	1,581	1,482	2,008	1,730	1,693
Ratio of expenses (%)	.10 *	.10	.10	.10	.10	.10
Ratio of net investment income (%)	1.35 *	1.58	1.53	1.31	1.76	1.93
Portfolio turnover rate (%)	1 **	2	2	2	4	3
Total investment return (%)[a]	15.23 **	26.15	(18.17)	28.53	18.15	31.34

[a]	Total investment return for the Portfolio was derived from the performance of the Institutional Class of DWS Equity 500 Index Fund.
*	Annualized
**	Not annualized
The accompanying notes are an integral part of the financial statements.

40	|	Deutsche DWS Equity 500 Index Portfolio

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as a diversified open-end management investment company organized as a New York trust.
The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio has two affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2024, DWS S&P 500 Index Fund and DWS Equity 500 Index Fund owned approximately 77% and 23%, respectively, of the Portfolio.
The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level

Deutsche DWS Equity 500 Index Portfolio	|	41

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Portfolio’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

42	|	Deutsche DWS Equity 500 Index Portfolio

Securities Lending. Deutsche Bank AG, as securities lending agent, lends securities of the Portfolio to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Portfolio continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Portfolio or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Portfolio is not able to recover securities lent, the Portfolio may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2024, the Fund had no securities on loan.
Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code of 1986, as amended. Therefore, no federal income tax provision is necessary.
It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.
At June 30, 2024, the aggregate cost of investments for federal income tax purposes was $396,688,545. The net unrealized appreciation for all investments based on tax cost was $1,325,261,099. This consisted of

Deutsche DWS Equity 500 Index Portfolio	|	43

aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $1,368,113,496 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $42,852,397.
The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2024, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract

44	|	Deutsche DWS Equity 500 Index Portfolio

expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of June 30, 2024, is included in a table following the Portfolio’s Investment Portfolio. For the six months ended June 30, 2024, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $4,579,000 to $27,339,000.
The following table summarizes the value of the Portfolio’s derivative instruments held as of June 30, 2024, presented by primary underlying risk exposure:
Liability Derivatives	Futures Contracts
Equity Contracts (a)	$(6,350)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$1,790,449
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Deutsche DWS Equity 500 Index Portfolio	|	45

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$(36,084)
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the six months ended June 30, 2024, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury securities) aggregated $13,553,557 and $103,231,321, respectively.
D.
Related Parties
DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), serves as the investment manager to the Portfolio.
Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio’s sub-advisor. Northern Trust Investments, Inc. (“NTI” ) serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.
The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.05% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee” ) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2024, the Administration Fee was $247,217, of which $42,088 is unpaid.
Other Service Fee. Under an agreement with the Portfolio, DIMA is compensated for providing regulatory filing services to the Portfolio. For the six months ended June 30, 2024, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,375, of which $455 is unpaid.
Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

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Affiliated Cash Management Vehicles. The Portfolio may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Portfolio indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Portfolio equal to the amount of the investment management fee payable on the Portfolio’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2024, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $9.
E.
Line of Credit
The Portfolio and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2024.

Deutsche DWS Equity 500 Index Portfolio	|	47

Advisory Agreement Board Considerations and Fee Evaluation
DWS S&P 500 Index Fund (the “Fund” ), a series of Deutsche DWS Institutional Funds, invests substantially all of its assets in Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and the sub-advisory agreement (the “Sub-Advisory Agreement” ) between DIMA and Northern Trust Investments, Inc. (“NTI” ), and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement”  and together with the Portfolio Agreement and the Sub-Advisory Agreement, the “Agreements” ) in September 2023. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board”  or “Trustees.”
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement,

48	|	DWS S&P 500 Index Fund

administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Portfolio and the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing

DWS S&P 500 Index Fund	|	49

poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 3rd quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Portfolio’s sub-advisory fee schedule, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.097% fees paid to DIMA under the respective administrative services agreements, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Portfolio. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees), which include Portfolio expenses allocated to the Fund, were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Portfolio and the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA

50	|	DWS S&P 500 Index Fund

indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Portfolio and the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Portfolio. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Portfolio’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. In this regard, the Board observed that while the Portfolio’s and the Fund’s current investment management fee schedule does not include breakpoints, the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund, any fees received by an affiliate of DIMA for transfer agency

DWS S&P 500 Index Fund	|	51

services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

52	|	DWS S&P 500 Index Fund

DSPF500IF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche DWS Equity 500 Index Portfolio

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/29/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	8/29/2024